UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Westwood Global Investments, LLC
Address: 	99 Summer St.
		Suite 1130
		Boston, MA 02110


Form 13F File Number: 28-11863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Margaret M. Reynolds
Title: 	Principal
Phone: 	617-428-4045

Signature, Place, and Date of Signing:

Margaret M. Reynolds		Boston, MA			05/04/09
 [Signature] 			[City, State]			 [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 8

Form 13F Information Table Value Total: (thousands) 230,991


Column1                       Column2     Column3      Column4   Column5   Column6 Column7   Column8
Name                           Class      Cusip        $value    Shares    Inv DiscOther MgrsVoting Auth
                                                       000                                   Sole
Petroleo Brasileiro SA Pe  Sponsored ADR    71654V408    35,612   1,168,767  Sole      NA      1,168,767
Itau Unibanco              Sponsored ADR    465562106    46,195   4,245,846  Sole      NA      4,245,846
Brasil Telecom Participac  Spons ADR Pfd    105530109    25,883     716,584  Sole      NA        716,584
Petroleo Brasileiro SA Pe  Sponsored ADR    71654V101    23,522     960,079  Sole      NA        960,079
Fomento Economico Mexican  Sponsored ADR    34419106     31,529   1,250,659  Sole      NA      1,250,659
Central European Meida En  Common Shares    G20045202    8,937      779,822  Sole      NA        779,822
Wipro LTD                  Sponsored ADR    97651M109    9,241    1,299,735  Sole      NA      1,299,735
America Movil SA de CV   Spons. ADR L shs   02364W105    50,072   1,849,036  Sole      NA      1,849,036
